Property and Equipment, Net (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Property and Equipment
Total gross value	¥ 89,793	¥ 94,606
Less: accumulated depreciation	(85,353)	(87,369)
Net book value	4,440	7,237
Computers, equipment and furniture
Property and Equipment
Total gross value	40,665	41,179
Motor vehicles
Property and Equipment
Total gross value	3,869	5,461
Leasehold improvements
Property and Equipment
Total gross value	¥ 45,259	¥ 47,966